Presentation of Consolidated Financial Statements (Details) $ / shares in Units, R in Millions, $ in Millions			12 Months Ended
	Apr. 16, 2021	Apr. 01, 2021 USD ($) $ / shares shares	Feb. 29, 2024 ZAR (R) shares	Feb. 28, 2023 ZAR (R)	Feb. 28, 2022 ZAR (R)	Feb. 28, 2021 ZAR (R)	Jul. 17, 2019
Presentation of Consolidated Financial Statements [Line Items]
Acquired interest							68.00%
Gross cash (in Dollars) | $		$ 33.8
Shares issued (in Shares) | shares		1,207,500	14,637
Offer price per share (in Dollars per share) | $ / shares		$ 28
Costs incurred			R 85.1
Cost expensed			R 267.3	R 218.8	R 59.2
Issuance of shares					49.2
Invested percentage	99.00%
Shareholders description			Karooooo, as listed on the NASDAQ and inward listed on the JSE on April 21, 2021, owns 100% of Cartrack. As at February 29, 2024, Zak is the ultimate controlling shareholder of the Group, holding 20,028,811 shares (65.0% shareholdings) of Karooooo.
IPO [Member]
Presentation of Consolidated Financial Statements [Line Items]
Cost expensed					R 10.3	R 25.6